Cover	Mar. 14, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39642
Entity Registrant Name	CXApp Inc.
Entity Central Index Key	0001820875
Entity Tax Identification Number	85-2104918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Palo Alto Square
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	575-4456
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	KINS Technology Group Inc.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	CXAI
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	CXAIW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	Four Palo Alto Square
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306